Equity (Details 1) - Cancellation Of Treasury Shares [Member] - shares shares in Millions		6 Months Ended
	Mar. 12, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Number of shares held in treasury cancelled	99,847,816	99,847,816
Carrying amount	1,388	1,388